Financial Instruments and Risk Management (Details 1) - CHF (SFr)	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities		SFr 22,478,196
Total	SFr 19,395,664
Less than 3 months [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities		5,781,762
Total	6,945,960
Between 3 months and 2 years [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities		9,745,053
Total	9,446,716
2 years and later [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities		6,951,381
Total	3,002,988
Trade and other payables [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	1,200,820	1,837,997
Trade and other payables [Member] | Less than 3 months [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	1,200,820	1,837,997
Trade and other payables [Member] | Between 3 months and 2 years [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities
Trade and other payables [Member] | 2 years and later [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities
Accrued expenses [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	4,395,609	4,652,033
Accrued expenses [Member] | Less than 3 months [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	4,395,609	3,632,752
Accrued expenses [Member] | Between 3 months and 2 years [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities		1,019,281
Accrued expenses [Member] | 2 years and later [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities
Loan and borrowings [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	11,962,472	15,871,034
Loan and borrowings [Member] | Less than 3 months [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	1,349,531	311,013
Loan and borrowings [Member] | Between 3 months and 2 years [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	9,446,716	8,725,772
Loan and borrowings [Member] | 2 years and later [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	1,166,225	6,834,249
Derivative financial instruments [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	1,836,763	117,132
Derivative financial instruments [Member] | Less than 3 months [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows
Derivative financial instruments [Member] | Between 3 months and 2 years [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows
Derivative financial instruments [Member] | 2 years and later [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	1,836,763	117,132
Carrying amount [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities		18,971,366
Total	17,559,598
Carrying amount [Member] | Trade and other payables [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	1,200,820	1,837,997
Carrying amount [Member] | Accrued expenses [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	4,395,609	4,652,033
Carrying amount [Member] | Loan and borrowings [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	10,126,406	12,364,204
Carrying amount [Member] | Derivative financial instruments [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	SFr 1,836,763	SFr 117,132